Note 8 - Equity in earnings of non-consolidated companies (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	May 17, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Equity in Earnings of Nonconsolidated Companies [Line Items]
Bargain purchase gain		$ 3,162
Impairment loss on non-consolidated companies			34,041
PAO Severstal
Disclosure of Equity in Earnings of Nonconsolidated Companies [Line Items]
Impairment loss on non-consolidated companies		14,900	14,900
Usiminas
Disclosure of Equity in Earnings of Nonconsolidated Companies [Line Items]
Impairment loss on non-consolidated companies		19,100	19,100
Global Pipe Company
Disclosure of Equity in Earnings of Nonconsolidated Companies [Line Items]
Remeasurement of previously held interest	$ 4,500	4,506
Bargain purchase gain	$ 11,500	$ 11,487